Accrued liabilities and other liabilities - Summary of Accrued Liabilities and Other Liabilities (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Deposits related to the Group staff apartment sales	¥ 3,445,060		¥ 5,217,890
Accrued insurance expenses	1,959,206
Interests payable	45,294		116,549
Others	1,269,592		428,960
Total	¥ 6,719,152	$ 1,029,756	¥ 5,763,399